FUND PROFILE



                                     Select
                                 INVESTOR CLASS
                                  July _, 1998


                         [american century logo(reg.sm)
                                    American
                                Century(reg.tm)

--------------------------------------------------------------------------------
 This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us, accessing our Web site, or visiting one of our Investor Centers.
              See the back cover for our phone numbers and address.



                             TWENTIETH CENTURY GROUP

[front cover]

                                     SELECT

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Select seeks long-term capital growth by investing primarily in common stocks.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund managers look for stocks of large companies that they believe will increase in value over time. Eighty percent of Select's assets must be invested in securities of companies that pay regular dividends, or have committed to pay dividends, or otherwise produce income. This signals an intent to buy stocks of companies that are successful enough to pay dividends. The amount of dividends may not be significant, however, since stocks are not picked based upon the amount of income they produce. The remaining 20% of fund assets may be invested in any other permissible securities that the fund managers believe will help the fund achieve its objective.

        The managers use a "growth" investment strategy developed by American Century that looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last and faster this year than the year before.

        Using American Century's extensive computer database, the managers track financial information for thousands of companies to research and select the stocks they believe will be able to sustain accelerating growth. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. This aggressive investment strategy which pursues superior long-term returns for fund shareholders, also results in the risks described in the next section.

        As long as a sufficient number of stocks with accelerating earnings and revenues are available, the fund managers intend to keep Select essentially fully invested in those stocks. When the managers believe that it is prudent, they also may invest assets in non-leveraged futures and options. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

        Additional information about Select's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

     * The value of Select's shares depends on the value of the stocks and other securities it owns. The value of the individual securities Select owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

     * The fund managers will buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While we believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of price volatility. This volatility can be greater than the average stock fund.

     * As with all funds, at any given time the value of your shares of Select may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money. Additionally, an investment in the fund is not a bank deposit, nor is it insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

     * Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big, or its losses may be bigger, than other equity funds using different investment styles.

     * Although the fund managers invest the fund's assets primarily in U.S. stocks, Select can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, political and economic developments, reduced availability of public information and the fact that foreign issuers are not required to abide by the same financial reporting or regulatory practices as U.S. issuers.


Select                                           American Century Investments


     FUND PERFORMANCE

        The bar chart below shows the actual performance of Select's Investor Class for each of the last 10 calendar years.(1) It indicates the volatility of the fund's historical returns from year to year. Neither it nor the quarterly information below the bar chart is intended to indicate how the fund will perform in the future.


     (1) As of March 31, 1998, the end of the most recent calendar quarter, Select's year-to-date return was 13.76%.


[bar chart - data below]

--------------------------------------------------------------------------------------------------------------
CALENDAR YEAR-BY-YEAR RETURNS
--------------------------------------------------------------------------------------------------------------
                        1988     1989     1990     1991    1992    1993    1994     1995     1996     1997
--------------------------------------------------------------------------------------------------------------
Select                 5.61%   39.51%   -0.41%   31.58%  -4.45%  14.67%  -8.04%   22.67%   19.22%   32.19%
--------------------------------------------------------------------------------------------------------------
S&P 500               16.50%   31.59%   -3.11%   30.33%   7.61%  10.03%   1.36%   37.44%   22.93%   33.28%

        The fund's highest and lowest returns for a calendar quarter since January 1, 1988, are provided in the chart below to indicate the fund's potential short-term volatility. Shareholders should be aware, however, that Select is intended for investors with a long-term investment horizon and is not managed for short-term results.

[bar chart - data below]
-------------------------------------------------------------------------------
HIGHEST AND LOWEST QUARTERLY RETURNS
-------------------------------------------------------------------------------
Quarter Ended 12/31/87    -23.15%
-------------------------------------------------------------------------------
Quarter Ended 12/31/82     29.60%

        The table in the next column shows the fund's average annual return for the periods indicated. The S&P 500 Index, an unmanaged index that reflects no operating costs, is included as a benchmark for long-term performance comparisons because it is viewed as a proxy for the mid cap market. The companies comprising the Index are, on average, larger than the companies in which the fund invests. As a result, differences in performance can be expected.

                                    1 YR.         5 YRS.        10 YRS.
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
Select                             48.15%        16.81%          15.35%
--------------------------------------------------------------------------------
S&P 500                            47.85%        22.35%          18.88%

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fee                                 1.00%
--------------------------------------------------------------------------------
Distribution and/or 12b-1 Fees                  None
--------------------------------------------------------------------------------
Other Expenses(2)                              0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses           1.00%

   (2) Other expenses include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses.

           EXAMPLE OF HYPOTHETICAL FUND COSTS

                  Assuming you

              * invest $10,000 in the fund
              * redeem your shares at the end of the periods  shown below
              * earn a 5% return each year
              * incur the same operating expenses shown above

                  your cost of investing in the fund would be:

           ---------------------------------------------------------------------
                 1 year          3 years          5 years           10 years
           ---------------------------------------------------------------------
                  $100            $320             $550               $1,220

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage our mutual funds. The portfolio managers on the Select team are:


Fund Profile                                                           Select


        JEAN C. LEDFORD, Vice President and Portfolio Manager, joined American Century as a manager of Select in January of 1997. Prior to joining American Century, Ms. Ledford worked for the State of Wisconsin Investment Board as an Investment Director from 1994 to 1996, and as an Assistant Investment Director from 1983 to 1994.

        RICHARD S. WELSH, Portfolio Manager, joined American Century in August 1994 as an Equity Research Analyst and was promoted to Investment Analyst in January 1997. In May 1998, he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Welsh served as Equity Research Analyst for Brown Brothers Harriman & Company.

6. HOW DO I BUY FUND SHARES?

     *    Complete and return the enclosed application

     *    Call us and exchange shares from another American Century fund

     *    Call us and send your investment by bank wire transfer

        Your initial investment must be $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts), unless you establish an automatic investment plan of at least $50 per month. If the value of your account falls below the account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You may also exchange your shares in Select for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Select pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

     *    telephone transactions

     *    wire and electronic funds transfers

     *    24-hour Automated Information Line transactions

     *    24-hour online Internet account access and transactions

        You may find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site, or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Services Representative at 1-800-345-3533.


--------------------------------------------------------------------------------

[american century logo(reg.sm)
           American
       Century(reg.tm)


AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765


                                    INSTITUTIONAL, CORPORATE, KEOGH, SEP/SARSEP,
                                    SIMPLE AND 403(B) SERVICES
                                    1-800-345-3533

                                    TELECOMMUNICATIONS DEVICE FOR THE DEAF
                                    1-800-634-4113 or 816-444-3485

                                    FAX
                                    816-340-7962


                                                         Funds Distributor, Inc.
SH-BRO-12614   9807               (c) 1998 American Century Services Corporation

                                  FUND PROFILE



                                    Heritage
                                 INVESTOR CLASS
                                  July _, 1998


                         [american century logo(reg.sm)
                                    American
                                Century(reg.tm)

--------------------------------------------------------------------------------
 This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us, accessing our Web site, or visiting one of our Investor Centers.
              See the back cover for our phone numbers and address.

                             TWENTIETH CENTURY GROUP

[front cover]

                                    HERITAGE

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Heritage seeks long-term capital growth by investing primarily in common stocks.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund managers look for stocks of small- to mid-sized companies that they believe will increase in value over time. Sixty percent of Heritage's assets must be invested in securities of companies that pay regular dividends, or have committed to pay dividends, or otherwise produce income. This signals an intent to buy stocks of companies that are successful enough to pay dividends. The amount of dividends may not be significant, however, since stocks are not picked based upon the amount of income they produce. The remaining 40% of fund assets may be invested in any other permissible securities that the fund managers believe will help the fund achieve its objective.

        The managers use a "growth" investment strategy developed by American Century that looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last and faster this year than the year before.

        Using American Century's extensive computer database, the managers track financial information for thousands of companies to research and select the stocks they believe will be able to sustain accelerating growth. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. This aggressive investment strategy which pursues superior long-term returns for fund shareholders, also results in the risks described in the next section.

        As long as a sufficient number of stocks with accelerating earnings and revenues are available, the fund managers intend to keep Heritage essentially fully invested in those stocks. When the managers believe that it is prudent, they also may invest assets in non-leveraged futures and options. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

        Additional information about Heritage's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

 * The value of Heritage's shares depends on the value of the stocks and other securities it owns. The value of the individual securities Heritage owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

 * The fund managers will buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While we believe this strategy provides significant appreciation potential over the long term, in the short term it can create a significant amount of price volatility. This volatility can be greater than the average stock fund.

 * As with all funds, at any given time, the value of your shares of Heritage may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money. Additionally, an investment in the fund is not a bank deposit, nor is it insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

 * Although the fund can purchase securities of any size company, the fund managers will tend to invest in small- to mid-sized companies with smaller share trading volume. As a result, it may be more volatile and subject to greater short-term risk than our similarly managed Select fund.

 * Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big, or its losses may be bigger, than other equity funds using different investment styles.


Heritage                                          American Century Investments


 * In times of rapid market expansion, the fund's holdings in dividend-paying stocks may dampen its performance.

 * Although the fund managers invest the fund's assets primarily in U.S. stocks, Heritage can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, political and economic developments, reduced availability of public information and the fact that foreign issuers are not required to abide by the same financial reporting or regulatory practices as U.S. issuers.

     FUND PERFORMANCE

        The bar chart below shows the actual performance of Heritage's Investor Class for each of the last 10 calendar years.(1) It indicates the volatility of the fund's historical returns from year to year. Neither it nor the quarterly information below the bar chart is intended to indicate how the fund will perform in the future.


  (1) As of March 31, 1998, the end of the most recent calendar quarter, Heritage's year-to-date return was 11.39%. Partial year performance is not annualized.


[bar chart - data below]

--------------------------------------------------------------------------------------------------------------
CALENDAR YEAR-BY-YEAR RETURNS
--------------------------------------------------------------------------------------------------------------
                       1988     1989     1990     1991    1992    1993     1994     1995     1996     1997
--------------------------------------------------------------------------------------------------------------
Heritage             16.43%   35.06%   -9.16%   35.98%  10.13%   20.43%  -6.32%   26.66%   15.31%   19.35%
--------------------------------------------------------------------------------------------------------------
S&P 400              20.87%   35.55%   -5.12%   50.10%  11.91%   13.95%  -3.58%   30.95%   19.20%   32.25%

        The fund's highest and lowest returns for a calendar quarter since January 1, 1988, are provided in the chart below to indicate the fund's potential short-term volatility. Shareholders should be aware, however, that Heritage is intended for investors with a long-term investment horizon and is not managed for short-term results.

[bar chart - data below]
-------------------------------------------------------------------------------
HIGHEST AND LOWEST QUARTERLY RETURNS
-------------------------------------------------------------------------------
Quarter Ended 9/30/90    -17.08%
-------------------------------------------------------------------------------
Quarter Ended 3/31/91     17.28%

        The table below shows the fund's average annual return for the periods indicated. The S&P MidCap 400, an unmanaged index that reflects no operating costs, is included as a benchmark for long-term performance comparisons because it is viewed as a proxy for the mid cap market. The companies comprising the Index are, on average, larger than the companies in which the fund invests. As a result, differences in performance can be expected.

                                     1 YR.           5 YRS.         10 YRS.
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
Heritage                            36.10%          15.02%           15.85%
--------------------------------------------------------------------------------
S&P MidCap 400                      49.03%          19.51%           19.25%

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-----------------------------------------------------------------------
Management Fee                                 1.00%
-----------------------------------------------------------------------
Distribution and/or 12b-1 Fees                  None
-----------------------------------------------------------------------
Other Expenses(2)                              0.00%
-----------------------------------------------------------------------
Total Annual Fund Operating Expenses           1.00%

   (2) Other expenses include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses.

           EXAMPLE OF HYPOTHETICAL FUND COSTS

                  Assuming you

              * invest $10,000 in the fund
              * redeem your shares at the end of the periods  shown below
              * earn a 5% return each year
              * incur the same operating expenses shown above

                  your cost of investing in the fund would be:

           -------------------------------------------------------------------
                1 year        3 years          5 years         10 years
           -------------------------------------------------------------------
                 $100          $320             $550             $1,220

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.


Fund Profile                                                          Heritage


5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage our mutual funds. The portfolio managers on the Heritage team are:

        LINDA K. PETERSON, Portfolio Manager, joined American Century in 1986. She served as an Investment Analyst for American Century's growth-oriented equity funds, including Heritage, from April 1994 until February 1998, when she was promoted to Portfolio Manager.

        HAROLD S. BRADLEY, Vice President and Portfolio Manager, joined American Century in 1988. For the past 10 years, Mr. Bradley has managed the global equity, futures and foreign exchange trading activities for American Century. He was promoted to Portfolio Manager of the fund in March 1998.

6. HOW DO I BUY FUND SHARES?

     *    Complete and return the enclosed application

     *    Call us and exchange shares from another American Century fund

     *    Call us and send your investment by bank wire transfer

        Your initial investment must be $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts), unless you establish an automatic investment plan of at least $50 per month. If the value of your account falls below the account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You may also exchange your shares in Heritage for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Heritage pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

     *    telephone transactions

     *    wire and electronic funds transfers

     *    24-hour Automated Information Line transactions

     *    24-hour online Internet account access and transactions

        You may find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site, or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Services Representative at 1-800-345-3533.

--------------------------------------------------------------------------------

[american century logo(reg.sm)
           American
       Century(reg.tm)


AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

                                   INSTITUTIONAL, CORPORATE, KEOGH, SEP/SARSEP,
                                   SIMPLE AND 403(B) SERVICES
                                   1-800-345-3533

                                   TELECOMMUNICATIONS DEVICE FOR THE DEAF
                                   1-800-634-4113 or 816-444-3485

                                   FAX
                                   816-340-7962



                                                        Funds Distributor, Inc.
SH-BRO-12615   9807              (c) 1998 American Century Services Corporation

                                  FUND PROFILE



                                     Growth
                                 INVESTOR CLASS
                                  July _, 1998



                         [american century logo(reg.sm)
                                    American
                                Century(reg.tm)

--------------------------------------------------------------------------------

 This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us, accessing our Web site, or visiting one of our Investor Centers.
              See the back cover for our phone numbers and address.

                             TWENTIETH CENTURY GROUP

[front cover]


                                     GROWTH

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Growth seeks long-term capital growth by investing primarily in common stocks.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund managers look for large company stocks that they believe will increase in value over time. The managers use a "growth" investment strategy developed by American Century that looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last and faster this year than the year before.

        Using American Century's extensive computer database, the managers track financial information for thousands of companies to research and select the stocks they believe will be able to sustain accelerating growth. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. This aggressive investment strategy which pursues superior long-term returns for fund shareholders, also results in the risks described in the next section.

        As long as a sufficient number of stocks with accelerating earnings and revenues are available, the fund managers intend to keep Growth essentially fully invested in those stocks. When the managers believe that it is prudent, they also may invest assets in non-leveraged futures and options. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

        Additional information about Growth's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

 * The value of Growth's shares depends on the value of the stocks and other securities it owns. The value of the individual securities Growth owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

 * The fund managers will buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While we believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of price volatility. This volatility can be greater than the average stock fund.

 * As with all funds, at any given time the value of your shares of Growth may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money. Additionally, an investment in the fund is not a bank deposit, nor is it insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

 * Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big, or its losses may be bigger, than other equity funds using different investment styles.

 * Although the fund managers invest the fund's assets primarily in U.S. stocks, Growth can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, political and economic developments, reduced availability of public information and the fact that foreign issuers are not required to abide by the same financial reporting or regulatory practices as U.S. issuers.

        In summary, Growth is intended for investors who seek long-term capital growth through an aggressive equity fund and who are willing to accept the risk associated with the fund's investment strategy.

     FUND PERFORMANCE

        The bar chart at the top of the following page shows the actual performance of Growth's Investor Class for each of the last 10 calendar years.(1) It indicates the volatility of the fund's historical returns from year to year. Neither it nor the quarterly



(1) As of March 31, 1998, the end of the most recent calendar quarter, Growth's year-to-date return was 15.16%.


Growth                                           American Century Investments


     information below the bar chart is intended to indicate how the fund will perform in the future.

[bar chart - data below]

--------------------------------------------------------------------------------------------------------------
CALENDAR YEAR-BY-YEAR RETURNS
--------------------------------------------------------------------------------------------------------------
                        1988     1989     1990     1991    1992    1993    1994     1995     1996     1997
--------------------------------------------------------------------------------------------------------------
Growth                 2.72%   43.13%   -3.85%   69.02%  -4.29%   3.76%  -1.49%   20.35%   15.01%   29.28%
--------------------------------------------------------------------------------------------------------------
Russell 1000 Growth   11.27%   35.92%   -0.26%   41.16%   5.00%   2.90%   2.66%   37.19%   23.12%   30.49%

        The fund's highest and lowest returns for a calendar quarter since January 1, 1988, are provided in the chart below to indicate the fund's potential short-term volatility. Shareholders should be aware, however, that Growth is intended for investors with a long-term investment horizon and is not managed for short-term results.

[bar chart - data below]
-------------------------------------------------------------------------------
HIGHEST AND LOWEST QUARTERLY RETURNS
-------------------------------------------------------------------------------
Quarter Ended 12/31/87    -27.32%
-------------------------------------------------------------------------------
Quarter Ended 9/30/73      47.64%

        The table below shows the fund's average annual return for the periods indicated. The Russell 1000 Growth Index, an unmanaged index that reflects no operating costs, is included as a benchmark for long-term performance comparisons because it is viewed as a proxy for the entire U.S. stock market.

                                 1 YR.          5 YRS.        10 YRS.
-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
Growth                          51.02%         16.51%         17.09%
-------------------------------------------------------------------------------
Russell 1000 Growth             49.46%         22.01%         19.25%

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------
Management Fee                                 1.00%
-------------------------------------------------------------------------------
Distribution and/or 12b-1 Fees                  None
-------------------------------------------------------------------------------
Other Expenses(2)                              0.00%
-------------------------------------------------------------------------------
Total Annual Fund Operating Expenses           1.00%

   (2) Other expenses include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses.

           EXAMPLE OF HYPOTHETICAL FUND COSTS

                  Assuming you

              * invest $10,000 in the fund
              * redeem your shares at the end of the periods  shown below
              * earn a 5% return each year
              * incur the same operating expenses shown above

                  your cost of investing in the fund would be:

           -------------------------------------------------------------------
                 1 year          3 years         5 years        10 years
           -------------------------------------------------------------------
                  $100            $320            $550           $1,220

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage our mutual funds. The portfolio managers on the Growth team are:

        C. KIM GOODWIN, Vice President and Portfolio Manager, joined American Century as a manager of Growth in October 1997. Before joining American Century, Ms. Goodwin served as Senior Vice President and Portfolio Manager at Putnam Investments (from May 1996 to September 1997) and Vice President and Portfolio Manager at Prudential Investments (February 1993 to April
     1996).


Fund Profile                                                            Growth


        GREGORY J. WOODHAMS, Portfolio Manager, joined American Century in September 1997 as an Investment Analyst. In May 1998, he was promoted to Portfolio Manager. Before joining American Century, Mr. Woodhams served as Vice President and Director of Equity Research for Texas Commerce Bank, a subsidiary of Chase Manhattan Bank.

6. HOW DO I BUY FUND SHARES?

     *    Complete and return the enclosed application

     *    Call us and exchange shares from another American Century fund

     *    Call us and send your investment by bank wire transfer

        Your initial investment must be $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts), unless you establish an automatic investment plan of at least $50 per month. If the value of your account falls below the account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You may also exchange your shares in Growth for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Growth pays distributions of substantially all of its income and realized capital gains once a year, generally in December. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

     *    telephone transactions

     *    wire and electronic funds transfers

     *    24-hour Automated Information Line transactions

     *    24-hour online Internet account access and transactions

        You may find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site, or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Services Representative at 1-800-345-3533.

--------------------------------------------------------------------------------

[american century logo(reg.sm)
           American
       Century(reg.tm)


AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

                                   INSTITUTIONAL, CORPORATE, KEOGH, SEP/SARSEP,
                                   SIMPLE AND 403(B) SERVICES
                                   1-800-345-3533

                                   TELECOMMUNICATIONS DEVICE FOR THE DEAF
                                   1-800-634-4113 or 816-444-3485

                                   FAX
                                   816-340-7962

                                                        Funds Distributor, Inc.
SH-BRO-12613   9807              (c) 1998 American Century Services Corporation

                                  FUND PROFILE



                                      Ultra
                                 INVESTOR CLASS
                                  July _, 1998


                         [american century logo(reg.sm)
                                    American
                                Century(reg.tm)

--------------------------------------------------------------------------------

 This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us, accessing our Web site, or visiting one of our Investor Centers.
              See the back cover for our phone numbers and address.


                             TWENTIETH CENTURY GROUP

[front cover]



                                      ULTRA

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Ultra seeks long-term capital growth by investing primarily in common stocks.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund managers look for stocks of medium to large companies that they believe will increase in value over time. The managers use a "growth" investment strategy developed by American Century that looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last and faster this year than the year before.

        Using American Century's extensive computer database, the managers track financial information for thousands of companies to research and select the stocks they believe will be able to sustain accelerating growth. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. This aggressive investment strategy that pursues superior long term returns for fund shareholders also results in the risks described in the next section.

        As long as a sufficient number of stocks with accelerating earnings and revenues are available, the fund managers intend to keep Ultra essentially fully invested in those stocks. When the managers believe that it is prudent, they also may invest assets in non-leveraged futures and options. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

        Additional information about Ultra's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * The value of Ultra's shares depends on the value of the stocks and other securities it owns. The value of the individual securities Ultra owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    * The fund managers will buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While we believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of price volatility. This volatility can be greater than the average stock fund.

    * As with all funds, at any given time the value of your shares of Ultra may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money. Additionally, an investment in the fund is not a bank deposit, nor is it insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    * Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big, or its losses may be bigger, than other equity funds using different investment styles.

    * Although the fund managers invest the fund's assets primarily in U.S. stocks, Ultra can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, political and economic developments, reduced availability of public information and the fact that foreign issuers are not required to abide by the same financial reporting or regulatory practices as U.S. issuers.

        In summary, Ultra is intended for investors who seek long-term capital growth through an aggressive equity fund and who are willing to accept the risk associated with the fund's investment strategy.

     FUND PERFORMANCE

        The bar chart on the next page shows the actual performance of Ultra's Investor Class for each of the last 10 calendar years.(1) It indicates the volatility of the fund's historical returns from



    (1)As of March 31, 1998, the end of the most recent calendar quarter, Ultra's year-to-date return was 15.93%.


Ultra                                               American Century Investments


[bar chart - data below]

CALENDAR YEAR-BY-YEAR RETURNS
          1988     1989     1990      1991       1992    1993    1994     1995    1996     1997
Ultra     13.32    36.94    9.36      86.45      1.27   21.81   -3.62    37.68   13.85    23.13
S&P 500   16.50    31.59   -3.11      30.33      7.61   10.03    1.36    37.44   22.93    33.28


     year to year. Neither it nor the quarterly information below is intended to indicate how the fund will perform in the future.

        The fund's highest and lowest returns for a calendar quarter since January 1, 1988 are provided in the chart below to indicate how much the fund's share price can change, both up and down, in a short time period. Shareholders should be aware, however, that Ultra is intended for investors with a long-term investment horizon and is not managed for short-term results.

[bar chart - data below]
     Highest and Lowest Quarterly Returns
         Quarter Ended 12/31/82    42.54%
         Quarter Ended 12/31/87   -26.68%

        The table below shows the fund's average annual return for the periods indicated. The S&P 500, an unmanaged index that reflects no operating costs, is included as a benchmark for long-term performance comparisons because it is viewed as a proxy for the entire U.S. stock market.

                                         1 YR.         5 YRS.        10 YRS.
     AVERAGE ANNUAL TOTAL RETURNS
           Ultra                        46.08%         21.34%        22.50%
           S&P 500                      47.85%         22.35%        18.88%

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      -----------------------------------------------------------
           Management Fee                                   1.00%
           Distribution and/or 12b-1 Fees                   None
           Other Expenses(1)                                0.00%
           Total Annual Fund Operating Expenses             1.00%

    (1) Other expenses include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses.


           EXAMPLE OF HYPOTHETICAL FUND COSTS
               Assuming you
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same operating expenses shown above
                your cost of investing in the fund would be:

          1 year         3 years       5 years       10 years
   ---------------------------------------------------------------
           $100           $320          $550          $1,220

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage our mutual funds. The portfolio managers on the Ultra team are:

        JAMES E. STOWERS III, Chief Executive Officer and Portfolio Manager, joined American Century as a manager of Ultra and other American Century growth-oriented funds in 1981.


Fund Profile                                                               Ultra


        JOHN R. SYKORA, Portfolio Manager, joined American Century in May 1994 as an Investment Analyst. In August 1997, he was promoted to Portfolio Manager of Ultra. Before joining American Century, Mr. Sykora served as a Financial Analyst for Business Men's Assurance Company of America, Kansas City, Missouri (August 1993-April 1994).

        BRUCE A. WIMBERLY, Portfolio Manager, joined American Century in September 1994 as an Investment Analyst. In July 1996, he was promoted to Portfolio Manager of Ultra. Before joining American Century, Mr. Wimberly attended Kellogg Graduate School of Management, Northwestern University (August 1992-August 1994), where he obtained his MBA.

6. HOW DO I BUY FUND SHARES?

     *    Complete and return the enclosed application

     *    Call us and exchange shares from another American Century fund

     *    Call us and send your investment by bank wire transfer

        Your initial investment must be $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts), unless you establish an automatic investment plan of at least $50 per month. If the value of your account falls below the account minimum, your shares may be redeemed involuntarily

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You may also exchange your shares in Ultra for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Ultra pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

     *    telephone transactions

     *    wire and electronic funds transfers

     *    24-hour Automated Information Line transactions

     *    24-hour online Internet account access and transactions

        You may find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site, or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Services Representative at 1-800-345-3533.

--------------------------------------------------------------------------------

[american century logo(reg.sm)
           American
       Century(reg.tm)


AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765


                                    INSTITUTIONAL, CORPORATE, KEOGH, SEP/SARSEP,
                                    SIMPLE AND 403(B) SERVICES
                                    1-800-345-3533

                                    TELECOMMUNICATIONS DEVICE FOR THE DEAF
                                    1-800-634-4113 or 816-444-3485

                                    FAX
                                    816-340-7962


                                                        Funds Distributor, Inc.
                                 (c) 1998 American Century Services Corporation

SH-BRO-12611   9807

                                  FUND PROFILE



                                      Vista
                                 INVESTOR CLASS
                                  July _, 1998


                         [american century logo(reg.sm)
                                    American
                                Century(reg.tm)

--------------------------------------------------------------------------------
 This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us, accessing our Web site, or visiting one of our Investor Centers.
              See the back cover for our phone numbers and address.

                             TWENTIETH CENTURY GROUP

[front cover]

                                      VISTA

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Vista seeks long-term capital growth by investing primarily in common stocks.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund managers look for stocks of medium- and smaller-sized companies that they believe will increase in value over time. The managers use a "growth" investment strategy developed by American Century that looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Acceleration is shown, for example, by growth that is faster this quarter than last and faster this year than the year before.

        Using American Century's extensive computer database, the managers track financial information for thousands of companies to research and select the stocks they believe will be able to sustain accelerating growth. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. This aggressive investment strategy which pursues superior long-term returns for fund shareholders, also results in the risks described in the next section.

        As long as a sufficient number of stocks with accelerating earnings and revenues are available, the fund managers intend to keep Vista essentially fully invested in those stocks. When the managers believe that it is prudent, they also may invest assets in non-leveraged futures and options. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

        Additional information about Vista's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

 * The value of Vista's shares depends on the value of the stocks and other securities it owns. The value of the individual securities Vista owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

 * The fund managers will buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While we believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of price volatility. This volatility can be greater than the average stock fund.

 * As with all funds, at any given time the value of your shares of Vista may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money. Additionally, an investment in the fund is not a bank deposit, nor is it insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

 * Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big, or its losses may be bigger, than other equity funds using different investment styles.

 * Because Vista generally invests in smaller companies than our similarly managed Ultra and Growth funds, it may be more volatile, and subject to greater short-term risk, than those funds.

 *   Although  the fund  managers  invest the fund's  assets  primarily  in U.S.
     stocks, Vista can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, political and economic developments, reduced availability of public information and the fact that foreign issuers are not required to abide by the same financial reporting or regulatory practices as U.S. issuers.

        In summary, Vista is intended for investors who seek long-term capital growth through an aggressive equity fund and who are willing to accept the risk associated with the fund's investment strategy.


Vista                                             American Century Investments


     FUND PERFORMANCE

        The bar chart below shows the actual performance of Vista's Investor Class for each of the last 10 calendar years.(1) It indicates the volatility of the fund's historical returns from year to year. Neither it nor the quarterly information below the bar chart is intended to indicate how the fund will perform in the future.


(1) As of March 31, 1998, the end of the most recent calendar quarter, Vista's year-to-date return was 7.33%. Partial year performance is not annualized.


[bar chart - data below]

--------------------------------------------------------------------------------------------------------------
CALENDAR YEAR-BY-YEAR RETURNS
--------------------------------------------------------------------------------------------------------------
                       1988     1989      1990     1991    1992     1993    1994    1995     1996     1997
--------------------------------------------------------------------------------------------------------------
Vista                 2.44%   52.20%   -15.73%   73.69%  -2.13%    5.45%   4.68%   46.13%   7.56%   -8.68%
--------------------------------------------------------------------------------------------------------------
Russell 2500 Growth  16.90%   24.51%   -12.20%   55.02%   5.79%   12.14%  -1.28%   33.54%  15.07%   14.76%

        The fund's highest and lowest returns for a calendar quarter since January 1, 1988, are provided in the chart below to indicate the fund's potential short-term volatility. Shareholders should be aware, however, that Vista is intended for investors with a long-term investment horizon and is not managed for short-term results.

[bar chart - data below]
-------------------------------------------------------------------------------
HIGHEST AND LOWEST QUARTERLY RETURNS
-------------------------------------------------------------------------------
Quarter Ended 9/30/90    -29.82%
-------------------------------------------------------------------------------
Quarter Ended 3/31/87     40.50%

        The table in the next column shows the fund's average annual return for the periods indicated. Unlike an index fund, Vista makes no attempt to match the benchmark over short-term periods. The Russell 2500 Growth Index, an unmanaged index that reflects no operating costs, is included as a benchmark for long-term performance comparisons.


                                    1 YR.           5 YRS.          10 YRS.
-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
Vista                               20.83%          11.82%          13.72%
-------------------------------------------------------------------------------
Russell 2500 Growth Index           38.64%          17.05%          14.83%

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-----------------------------------------------------------------------
Management Fee                                 1.00%
-----------------------------------------------------------------------
Distribution and/or 12b-1 Fees                  None
-----------------------------------------------------------------------
Other Expenses(2)                              0.00%
-----------------------------------------------------------------------
Total Annual Fund Operating Expenses           1.00%

    (2) Other expenses include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses.

           EXAMPLE OF HYPOTHETICAL FUND COSTS

                 Assuming you

              * invest $10,000 in the fund
              * redeem your shares at the end of the periods  shown below
              * earn a 5% return each year
              * incur the same operating expenses shown above

                 your cost of investing in the fund would be:

           -------------------------------------------------------------------
                  1 year     3 years       5 years          10 years
           -------------------------------------------------------------------
                  $100         $320          $550            $1,220

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage our mutual funds. The portfolio managers on the Vista team are:


Fund Profile                                                             Vista


        ARNOLD K. DOUVILLE, Vice President and Portfolio Manager, joined American Century as a manager of Vista and another American Century growth-oriented fund in November 1997. Before joining American Century, Mr. Douville served as Senior Portfolio Manager for Munder Capital Management (from September 1989 to October 1997).

        GLENN A. FOGLE, Vice President and Portfolio Manager, joined American Century in September 1990 as an Investment Analyst. In March 1993, he was promoted to Portfolio Manager of Vista.

6. HOW DO I BUY FUND SHARES?

     *    Complete and return the enclosed application

     *    Call us and exchange shares from another American Century fund

     *    Call us and send your investment by bank wire transfer

        Your initial investment must be $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts), unless you establish an automatic investment plan of at least $50 per month. If the value of your account falls below the account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You may also exchange your shares in Vista for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Vista pays distributions of substantially all of its income and realized capital gains once a year, generally in December. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several service choices to make it easier for you to manage your account, such as:

     *    telephone transactions

     *    wire and electronic funds transfers

     *    24-hour Automated Information Line transactions

     *    24-hour online Internet account access and transactions

        You may find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site, or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Services Representative at 1-800-345-3533.



--------------------------------------------------------------------------------

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           American
       Century(reg.tm)


AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

                                   INSTITUTIONAL, CORPORATE, KEOGH, SEP/SARSEP,
                                   SIMPLE AND 403(B) SERVICES
                                   1-800-345-3533

                                   TELECOMMUNICATIONS DEVICE FOR THE DEAF
                                   1-800-634-4113 or 816-444-3485

                                   FAX
                                   816-340-7962


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SH-BRO-12612   9807              (c) 1998 American Century Services Corporation